Basis of Preparation	12 Months Ended
Dec. 31, 2017
Basis Of Preparation
Basis of Preparation

2. Basis of Preparation

These financial statements have been prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and include estimates and assumptions made by the Manager that may affect the reported amounts of assets, liabilities, income, expenses and the reported amounts of changes in Net Assets during the reporting period. Actual results could differ from those estimates.

The financial statements have been prepared on a going concern basis using the historical cost convention.

The financial statements are presented in U.S. dollars and all values are rounded to the nearest dollar unless otherwise indicated.